Share Capital - Summary of RSU Activity (Details) - RSU	9 Months Ended
Sep. 30, 2025 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,780,614
Number of stock units, Granted | Equityinstruments	1,463,192
Number of stock units, Vested | Equityinstruments	(576,113)
Number of stock units, Forfeited | Equityinstruments	(35,354)
Number of stock units, end of period | Equityinstruments	2,632,339
Weighted average grant date fair value, beginning of period | $ / shares	$ 1.18
Weighted average grant date fair value, Granted | $ / shares	1.33
Weighted average grant date fair value, Vested | $ / shares	1.13
Weighted average grant date fair value, Forfeited | $ / shares	1.13
Weighted average grant date fair value, end of period | $ / shares	$ 1.28